SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
AccountingPoliciesLineItems [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X promulgated under the Securities Act. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements as of December 31, 2025 filed with the SEC on February 12, 2026. The interim results for the six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the period ending December 31, 2026 or for any other future periods.

Liquidity, Capital Resources and Going Concern Consideration

As of June 30, 2026, the Company had $136,583 in cash and a working capital deficit of $665,090.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover certain offering costs on the Company’s behalf in exchange for issuance of Insider Shares (as defined in Note 5), and loan from the Sponsor of $294,067 under the Note. The Company has repaid the Note on October 24, 2025. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). As of June 30, 2026, there were no amounts outstanding under any Working Capital Loan.

The Company expects to incur significant costs in pursuit of its acquisition plans and will not generate any operating revenues until after the completion of its initial business combination. In addition, the Company expects to have negative cash flows from operations as it pursues an initial business combination target. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern” the Company does not currently have adequate liquidity to sustain operations, which consist solely of pursuing a Business Combination.

The Company may raise additional capital through loans or additional investments from the Sponsor or its shareholders, officers, directors, or third parties. The Company’s officers and directors and the Sponsor may, but are not obligated to (except as described above), loan the Company funds, from time to time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs.

As is customary for a special purpose acquisition company, if the Company is not able to consummate a Business Combination during the Combination Period, it will cease all operations and redeem the Public Shares. Management plans to continue its efforts to consummate a Business Combination during the Combination Period.

While the Company expects to have access to additional sources of capital if necessary, there is no current commitment on the part of any financing source to provide additional capital and no assurances can be provided that such additional capital will ultimately be available. The liquidity condition and mandatory liquidation raise substantial doubt about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate. There is no assurance that the Company’s plans to raise additional capital (to the extent ultimately necessary) or to consummate a Business Combination will be successful or successful within the Combination Period. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $136,583 of Cash held in operating account as of June 30, 2026. The Company had no cash equivalents as of June 30, 2026.

Investments Held in Trust Account

As of June 30, 2026, substantially all of the assets held in the Trust Account were held in U.S. Treasury Securities Money Market Funds. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in investment income earned on investments held in Trust in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of June 30, 2026, the estimated fair values of investments held in Trust Account amounted to $70,703,700.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of June 30, 2026 and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be a Cayman Islands exempted company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the provision for income taxes was deemed to be de minimis for the three and six months ended June 30, 2026.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The underwriters’ over-allotment option was deemed to be a freestanding financial instrument indexed to the contingently redeemable shares and was accounted for as a liability pursuant to ASC 480 at the time of the Initial Public Offering.

Warrant Instruments

We account for Warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to a company’s common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of a company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of Warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. Upon review of the Warrant Agreement, Management concluded that the public warrants and private warrants issued pursuant to such warrant agreement qualify for equity accounting treatment. Following the closing of the Initial Public Offering on October 24, 2025 and underwriter’s full exercise of over-allotment option on October 28, 2025, the Company accounted for the 6,900,000 public warrants and 203,100 private warrants issued under equity treatment at their assigned values.

Ordinary Shares Subject to Possible Redemption

The public shares contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies public shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. As of December 31, 2025 and June 30, 2026, the 6,900,000 ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:

Ordinary Shares subject to possible redemption, December 31, 2025	$69,471,486
Plus:
Accretion in value of redeemable shares	1,232,214
Ordinary Shares subject to possible redemption, June 30, 2026	$70,703,700

Net income per share

The Company complies with accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. The Company has two outstanding classes of shares, which are referred to as redeemable ordinary shares and non-redeemable ordinary shares. Net income is shared pro rata between the two classes of ordinary shares. Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. At June 30, 2026, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted income per share is the same as basic loss per share for the periods presented.

The net income per share presented in the statement of operations is based on the following:

	For the three months ended June 30, 2026		For the Period from June 24, 2025 (Inception) through June 30, 2025		For the six months ended June 30, 2026
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$73,008	$20,401	$-	$(25,128)	$434,462	121,404
Denominator:
Basic and diluted weighted average shares outstanding	6,900,000	1,928,100	-	1,725,000	6,900,000	1,928,100
Basic and diluted net income per ordinary share	$0.01	$0.01	$-	$(0.01)	$0.06	0.06

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. At June 30, 2026, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets, primarily due to its short-term nature.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires the disclosure of additional segment information. ASU No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 as of the inception of the Company. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740): Improvements to Income Tax Disclosure (“ASU 2023-09”), which enhances the transparency and usefulness of income tax disclosures. ASU 2023-09 will be effective for fiscal years beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company adopted ASU 2023-09 since inception. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in U.S. Dollars and conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Liquidity and Capital Resources

As of December 31, 2025, the Company had $692,004 in cash and a working capital of 641,256.

The Company’s liquidity needs prior to the consummation of the Initial Public Offering were satisfied through the payment of $25,000 from the Sponsor to cover for certain offering costs on the Company’s behalf in exchange for issuance of Insider Shares (as defined in Note 5), and loan from the Sponsor of $294,067 under the Note (as defined in Note 5). The Company has repaid the Note on October 24, 2025. Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. We expect to incur significant costs such as legal fee and other professional fees in connection with a Business Combination, but management believes that the Company has sufficient cash to meet its obligations as they become due within one year after the date that the financial statements are available to be issued. In addition, in order to finance such transaction costs, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). As of December 31, 2025, there were no amounts outstanding under any Working Capital Loan.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $692,004 of Cash held in operating account as of December 31, 2025. The Company had no cash equivalents as of December 31, 2025.

Investments Held in Trust Account

As of December 31, 2025  , substantially all of the assets held in the Trust Account were held in U.S. Treasury Securities Money Market Funds. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in Trust Account are included in investment income earned on investments held in Trust in the accompanying statement of operations. The estimated fair values of investments held in Trust Account are determined using available market information. As of December 31, 2025, the estimated fair values of investments held in Trust Account amounted to $69,471,486.

Offering Costs Associated with the Initial Public Offering

The Company complies with the requirements of the ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Deferred offering costs consist principally of professional and registration fees that are related to the Initial Public Offering. Financial Accounting Standards Board (“FASB”) ASC 470-20, “Debt with Conversion and Other Options,” addresses the allocation of proceeds from the issuance of convertible debt into its equity and debt components. The Company applies this guidance to allocate Initial Public Offering proceeds from the Public Units between ordinary shares and warrants based on their relative fair values. Offering costs allocated to the Class ordinary shares subject to possible redemption was charged to temporary equity, and offering costs allocated to the warrants included in the Public Units and Private Units was charged to shareholder’s equity as the warrants, after management’s evaluation, was accounted for under equity treatment. Upon IPO closing on October 24, 2025, the Company had offering costs of $1,708,648, consisting of $600,000 cash underwriting fee, $508,648 other offering costs and $600,000 deferred underwriting fee. Approximately $121,068 of such costs were allocated to the Public Warrants and the Private Units and the remainder, approximately $1,587,580 was allocated to ordinary shares subject to redemption.   Upon closing of the over-allotment option on October 28, 2025, the Company had additional offering costs of $181,116, consisting of $90,000 cash underwriting fee, $1,116 other offering costs and $90,000 deferred underwriting fee. Approximately $9,095 of such costs were allocated to the Public Warrants and the Private Units and the remainder, approximately $172,021 was allocated to ordinary shares subject to redemption. As of December 31, 2025, the Company had total offering costs of $1,889,764.

Income Taxes

The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits as of December 31, 2025 and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered to be a Cayman Islands business company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the provision for income taxes was deemed to be de minimis for the period from June 24, 2025 (inception) to December 31, 2025.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging.” For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date. The underwriters’ over-allotment option was deemed to be a freestanding financial instrument indexed to the contingently redeemable shares and was accounted for as a liability pursuant to ASC 480 at the time of the Initial Public Offering.

Warrant Instruments

We account for Warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to a company’s common shares and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of a company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of Warrant issuance and as of each subsequent quarterly period end date while the instruments are outstanding. Upon review of the Warrant Agreement, Management concluded that the public warrants and private warrants issued pursuant to such warrant agreement qualify for equity accounting treatment. Following the closing of the Initial Public Offering on October 24, 2025 and underwriter’s full exercise of over-allotment option on October 28, 2025, the Company accounted for the 6,900,000 public warrants and 203,100 private warrants issued under equity treatment at their assigned values.

Ordinary Shares Subject to Possible Redemption

The public shares contain a redemption feature which allows for the redemption of such public shares in connection with the Company’s liquidation, or if there is a shareholder vote or tender offer in connection with the Company’s initial Business Combination. In accordance with ASC 480-10-S99, the Company classifies public shares subject to redemption outside of permanent equity as the redemption provisions are not solely within the control of the Company. The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of redeemable shares to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value. The change in the carrying value of redeemable shares will result in charges against additional paid-in capital (to the extent available) and accumulated deficit. Accordingly, ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet. As of December 31, 2025, the 6,900,000 ordinary shares subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$69,000,000
Less:

Proceeds allocated to Public Warrants	(2,809,680)
Proceeds allocated to Over-allotment Option	(66,600)
Issuance costs allocated to Ordinary Shares subject to possible redemption	(1,759,601)
Plus:
Accretion of carrying value to redemption value	5,107,367
Ordinary Shares subject to possible redemption, December 31, 2025	$69,471,486

Net income per share

The Company complies with accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. The Company has two outstanding classes of shares, which are referred to as redeemable ordinary shares and non-redeemable ordinary shares. Net income is shared pro rata between the two classes of ordinary shares. Net income per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. At December 31, 2025, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the periods presented.

The net income per share presented in the statement of operations is based on the following:

	For the Period from June 24, 2025 (Inception) through December 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$183,760	$132,749
Denominator:
Basic and diluted weighted average shares outstanding	2,450,526	1,770,262
Basic and diluted net income per ordinary share	$0.07	$0.07

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution, which at times may exceed the Federal depository insurance coverage of $250,000. At December 31, 2025, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheets, primarily due to its short-term nature.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires the disclosure of additional segment information. ASU No. 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 as of the inception of the Company. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In December 2023, the FASB issued ASU 2023-09, Income taxes (Topic 740): Improvements to Income Tax Disclosure (“ASU 2023-09”), which enhances the transparency and usefulness of income tax disclosures. ASU 2023-09 will be effective for fiscal years beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company adopted ASU 2023-09 since inception. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

CADV Ventures S.A [Member]
AccountingPoliciesLineItems [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. Summary of Significant Accounting Policies

a) Basis of presentation

The Company’s financial statements are prepared and presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”).

b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s financial statements include but are not limited to estimates and judgments applied in determination of allowance for credit losses and valuation allowance for deferred tax assets. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

c) Foreign currency translation and transactions

The Company’s reporting currency is United States Dollars (“US$”). The Company’s operations are principally conducted in Poland where Polish Zloty (“PLN”) is the functional currency. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The following table outlines the currency exchange rates that were used in creating the financial statements in this report, representing the certified exchange rate published by the Narodowy Bank Polski:

	As of December 31,
	2025	2024
PLN into US$ for balance sheet items, except for equity accounts	3.6016	4.1012

	For the years ended December 31
	2025	2024
PLN into US$ for items in the statements of operations and comprehensive income, and cash flows	3.7588	3.9799

No representation is intended to imply that the PLN amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of other expense, net in the statements of operations and comprehensive income/(loss).

d) Cash and cash equivalents

Cash and cash equivalents consist of bank deposits, which are unrestricted as to withdrawal and use.

e) Accounts receivable from a related party

Accounts receivable from a related party represented the trade receivables from the provision of IT service and human resource service to a related party.

f) Expected credit loss

ASC 326 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Pursuant to ASC 326, an allowance for expected credit losses for financial assets is carried at amortized cost to the net amount expected to be collected as of the balance sheet date.

Such allowance is based on expected credit losses expected to arise over the life of the financial asset’s contractual term using the aging method, which includes consideration of accounts receivable due from a related party, amount due from related parties, amount due from a related party, non-current and other current assets. Assets are written off when the Company determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for expected credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date.

The Company estimated its provision for expected credit losses using relevant available information from internal and external sources relating to past events including aging schedules of receivables, migration risk of receivables, assessment of receivables due from specific identifiable countries that are considered at risk of uncollectible, current conditions and reasonable and supportable forward-looking factors.

During the years ended December 31, 2024 and 2025, the Company accrued nil provision for expected credit losses on the financial statement related to financial assets. As of December 31, 2024 and 2025, there are nil provision for expected credit losses.

g) Deferred revenue

Deferred revenue represented advances received from a customer for the provision of IT support services and licensing fee received from a customer for licensing service to be provided in the future. It is stated at the amount of service fee received less the amount previously recognized as revenue upon the provision of service to the customer.

h) Deferred offering cost

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of legal, accounting and other incremental costs incurred through the balance sheet date that are directly related to the proposed public offering. Should the proposed public offering prove to be unsuccessful, the deferred cost, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2024 and 2025, the Company had capitalized deferred offering costs of nil and US$56,190, respectively.

i) Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable from a related party, other current assets, amount due from related parties, amount due from a related party, non-current, accounts payable, accounts payable to related parties, amount due to related parties, accrued expenses and other liabilities. The carrying values of the current financial instruments approximate fair values due to their short maturities.

For non-current financial instruments, primarily consisting of amount due from a related party, non-current, the Company estimates fair value using a discounted cash flow methodology. The discount rates are based on observable market interest rates for comparable instruments with similar credit profiles and maturities, which are classified as Level 2 inputs in the fair value hierarchy. The Company considered the interest rate is close to the market rate, the carrying values of the non-current financial instruments approximate their fair value as of December 31, 2024.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.

Level 2	—	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

j) Revenue recognition

The Company focusing on providing second-line technical support services for server and cloud infrastructure. The Company’s revenue is principally derived from three revenue streams: IT support services, outsourced human resources services and licensing services. The Company recognizes revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers. Revenue is recognized when, or as, control of the promised services or licenses is transferred to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services or licenses. The Company determines revenue recognition through the following five-step model: identifying the contract with the customer; identifying the performance obligations in the contract; determining the transaction price; allocating the transaction price to the performance obligations in the contract; and recognizing revenue when, or as, the Company satisfies the applicable performance obligation. The Company also evaluates its revenue arrangements to determine whether it is acting as principal or agent.

For IT support services, the Company generally enters into master service agreements with customers under which the Company provides technical support for servers and cloud infrastructure. The master agreements are for an indefinite term and are terminable by either party upon 30 to 90 days’ notice. Under these master service agreements, the Company receives individual service orders that specify the scope, timeline, and fixed price for the services to be rendered. Invoices are issued per order with payment due within 21 to 30 days. Each individual service order has a duration of one year or less. The Company’s performance obligation is generally to provide a stand-ready service over the period specified in the orders, and revenue is recognized ratably over the period in which the services are provided because the customer simultaneously receives and consumes the benefits of the Company’s performance.

For outsourced human resources services, the Company generally provides personnel outsourcing, staffing support or related administrative services pursuant to customer agreements or service orders. The agreements provide for a fixed monthly fee and an hourly rate for technical personnel. The framework agreements are for an indefinite term and are terminable by either party upon 90 days’ notice. Invoices are issued monthly with payment due within 14 days. Services are performed on a month-to-month basis, and the Company’s performance obligation is satisfied over time as the services are rendered. Revenue from outsourced human resources services is recognized over time, generally on a monthly basis or as services are performed, in accordance with the fees specified in the applicable contract. Customers are generally billed periodically based on fixed monthly fees, time incurred or other agreed-upon service metrics.

For licensing services, the Company grants customers the right to access its artificial intelligence solutions over the license term. Licenses are granted on a month-to-month basis and payment is due upon invoice. The Company continues to provide updates, error corrections and enhancements during the license period, and retains control of the artificial intelligence solutions. Accordingly, the Company’s performance obligation is satisfied over time, and revenue from licensing services is recognized on a straight-line basis over the license term.

The Company has elected to apply the practical expedient in ASC 606-10-50-14 and does not disclose information about remaining performance obligations for contracts that have an original expected duration of one year or less. As of each balance sheet date presented, the Company did not have any material contracts with customers with an original expected duration of more than one year for which performance obligations remained unsatisfied or partially unsatisfied. Accordingly, the Company had no material remaining performance obligations required to be disclosed under ASC 606-10-50-13. If, in future periods, the Company enters into material customer contracts with original expected terms exceeding one year, the Company will disclose the aggregate amount of the transaction price allocated to unsatisfied or partially unsatisfied performance obligations as of period end and an explanation of when the Company expects to recognize that amount as revenue.

A summary of the Company’s gross revenue disaggregated by major service lines and timing of revenue recognition for the years ended December 31, 2024 and 2025, respectively, are as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
By revenue streams
IT support service	545,219	348,205
Outsourced human resources service	213,050	186,216
Licensing service	14,564	4,645
Total	772,833	539,066

Timing of revenue recognition
Service transferred overtime	772,833	539,066

IT support service

Revenues generated from IT support service is earned by the Company to provide 24/7 round-the-clock technical service categories specified in individual orders. The service categories include installation, implementation, consulting, technical documentation development and training. Although the detailed works are in different categories, the single performance obligation identified is to deliver round the clock IT service according to client specification. The Company subcontracts this IT support work to third party vendors.

Based on the consideration of primary responsibility, service risks and pricing discretion of the arrangement, the Company is considered the principal party in fulfilling the identified performance obligation. In reaching this conclusion, the Company evaluated the guidance in ASC 606-10-55-36 through 55-40. For its IT support services, the Company has determined that it acts as the principal based on the following reasons:

(a) The Company is primarily responsible for fulfilling the promise to the customer as the contracting party, determines the scope and service requirements under each order, manages service delivery, and remains obligated to resolve any service deficiencies regardless of whether the work is performed internally or by vendors. The customer looks to the Company, not the vendors, for performance;

(b) The Company bears service and fulfillment risk. If a subcontracted vendor fails to perform, the Company remains obligated to fulfill the contract. The Company is also responsible for vendor oversight and payment, and its payment obligations to vendors are not contingent upon customer payment;

(c) The Company has the sole discretion to establish the transaction price to customers. The transaction price is agreed with the customer in each order based on the scope, service categories, service period, technical requirements and other commercial terms negotiated by the Company. The Company independently negotiates costs with subcontractors and retains the margin risk and benefit. This discretion is a key demonstration of control; and

(d) The Company has discretion in supplier selection and management. The Company selects, qualifies, and manages vendors based on its proprietary standards and internal criteria, and retains the responsibility to ensure that all deliverables meet customer specifications regardless of whether the work is performed internally or by subcontractors.

Based on these factors, the Company has concluded that it controls the integrated IT support service before the service is transferred to the customer and therefore acts as principal, rather than as an agent, in satisfying the performance obligation. Accordingly, the Company recognizes revenue from these IT support service arrangements on a gross basis in the amount of consideration to which it expects to be entitled in exchange for providing the contracted services. The revenue is recognized over time for the whole service period as the client simultaneously receiving and consuming the benefits as the Company performed.

Revenues are measured as the progress toward satisfying this performance obligation using a method that faithfully depicts the transfer of services. Since the customer benefits from the Company’s 24/7 round-the-clock IT support services available evenly throughout the service period. Consequently, the Company concludes that the best measure of progress toward complete satisfaction of the performance obligation over time is a time-based measure, and it recognizes revenue on a straight-line basis throughout the service period. Consideration is recorded net of value-added tax. The transaction price is not fixed and will be variable and agreed upon each order with the customer. According to ASC 606-10-32-12, variable consideration should only be recognized to the extent that it is probable that a significant reversal will not occur. The Company relies on agreed upon order, customer sign-off and the enforceable right to payment to confirm the variable consideration being recognized are determinable at each reporting date.

Outsourced human resources service

Revenues generated from outsourced human resources service is earned by providing outsourced manpower to help clients completing various technical related problems and program management tasks. Services are settled at the rate of PLN200 (US$53) net for each commenced hour of work of the Company or subcontracted vendor’s personnel, on top of a fixed monthly fee of PLN35,000 (US$9,309) per month. The single performance obligation identified is to deliver outsourced human resources based on separate purchase orders.

Based on the consideration of primary responsibility, service risks and pricing discretion of the arrangement, the Company is considered the principal party in fulfilling the identified performance obligation. In reaching this conclusion, the Company evaluated the guidance in ASC 606-10-55-36 through 55-40:

(a) The Company is primarily responsible for fulfilling the promise to the customer as the named service provider. The customer has no direct relationship with or recourse against subcontracted personnel;

(b) The Company bears service and fulfillment risk. In the event of customer non-payment, the loss is borne by the Company, which remains liable for payments to vendors. If a subcontracted vendor fails to perform, the Company remains obligated to fulfill the contract. The Company is also responsible for vendor oversight and payment, and its payment obligations to vendors are not contingent upon customer payment;

(c) The Company has discretion in establishing the price, independently setting the fixed monthly fee and hourly rate charged to customers while separately negotiating costs with subcontractors; and

(d) The Company has discretion in supplier selection and management. The Company selects, qualifies, and manages vendors based on its proprietary standards and internal criteria, and retains the responsibility to ensure that all deliverables meet customer specifications regardless of whether the work is performed internally or by subcontractors.

Based on these factors, the Company acts as principal and recognizes revenue from outsourced human resource service arrangements on a gross basis.

The fixed monthly fee is recognized on a straight-line basis over the month. The variable hourly fee for outsourced human resource service, is recognized over the service period when the service is transferred to the customer. The customer receives the benefits of the Company’s performance as the Company performs and simultaneously consumes those benefits as they are received.

Since the service of variable hourly fee is based on time spent, the Company applies an output method, recognizing revenue based on amount billable to the customer for each hour of service provided. This method is appropriate because the hourly rate corresponds directly with the value of the Company’s performance to the customer. Consideration is recorded net of value-added tax. The variable hourly fee is the variable consideration in the outsourced human resources services. According to ASC 606-10-32-12, variable consideration should only be recognized to the extent that it is probable that a significant reversal will not occur. The Company relies on monthly confirmation, customer sign-off and the enforceable right to payment to confirm the variable consideration being recognized are determinable at each reporting date.

Licensing service

The company also provides licensing services to the customers, which allows them to use the Company’s artificial intelligence solutions. This is a single performance obligation. The company provides licensing services to the customer and grant the customer access to the Company’s artificial intelligence solutions during the licensing period, while the Company continuously provide updates, error corrections and enhancement. As the result the revenue is recognized over the licensing period.

Contract balance

When a revenue contract has been performed, the Company presents the contract in the balance sheet as a contract asset or a contract liability, depending on the relationship between the Company’s performance and the customer’s payment. Contract balances consist of contract assets and contract liabilities.

Contract assets represent the Company’s right to consideration in exchange for services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. As of December 31, 2025 and 2024, the Company does not have any contract assets.

Contract liabilities consist of deferred revenue, which represents consideration received or billed from customers prior to the satisfaction of corresponding performance obligation and transfer of control of promised service. The Company primarily generates such deferred revenue from the provision of IT support service. It is recognized as revenue when all of the Company’s revenue recognition criteria are met. The Company’s deferred revenue amounted to US$48,129 and US$296,437 as of December 31, 2025 and 2024, respectively. For the years ended December 31, 2025 and 2024, deferred revenue at the beginning of the reporting period recognized as revenue were US$296,437 and nil, respectively. The Company expects to recognize the deferred revenue balance as of December 31, 2025 as revenue over the next 12 months.

k) Cost of revenues

Cost of revenues primarily consists of cost paid to related parties for subcontracting the provision of services and staff payroll and welfare.

l) Selling expenses

Selling expenses consists of marketing expenses paid to third party companies for performing marketing service.

m) General and administrative expenses

General and administrative expenses primarily consist of salaries and benefits of management, accounting and administrative personnel, office rentals, professional service fees, subscribed service fees, utilities and other office expenses.

n) Research and development expenses

Research and development expenses consist of expenses paid to a related party for technology and development functions. The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore research and development costs are generally expensed as incurred.

o) Employee benefits

The Company provides mandatory social security contributions (ZUS) for all employees in Poland, covering pension, disability, medical, accident, and unemployment insurance, calculated as a percentage of gross salary (total employer contribution rate: 19.48% in 2025 and 19.43% in 2024). Additionally, we participate in the Polish Employee Capital Plan (PPK), a defined contribution pension scheme where the employer contributes 1.5% of eligible salary, and employees contribute 2% (with a 2% state subsidy for eligible participants). The Company recognizes PPK and ZUS contributions as expenses in the period incurred, in accordance with ASC 715-30.

p) Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive income in the period that includes the enactment date.

q) Value added tax (“VAT”)

The Company is subject to VAT on revenue generated from the provision of services, software development, and other taxable activities in Poland. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. VAT balances are presented as other current assets (for recoverable input VAT) or other current liabilities (for VAT payable) in the balance sheets.

The standard VAT rate applicable to the Company’s operations in Poland is 23%. Reduced rates of 8% and 5% apply to certain eligible goods and services as prescribed by Polish tax regulations. Exports and intra-EU supplies of goods and services are generally subject to 0% VAT. The Company complies with mandatory VAT registration, filing, and payment requirements under Polish tax law and EU VAT directives, including electronic invoicing and reporting via the National System of e-Invoices (KSeF).

r) Uncertain tax positions

The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on underpayment of taxes and penalties related to tax positions that do not meet the minimum statutory threshold to avoid penalties are recognized as a component of income tax expense, if applicable. The tax returns of the Company is subject to examination by the Polish National Revenue Administration (Krajowa Administracja Skarbowa, KAS). Under Polish tax regulations, tax return is normally subject to examination by the tax authority for up to five years of assessment prior to the current year of assessment. The general statute of limitations for tax assessments is five years from the end of the year in which the tax return was filed. The statute of limitations may be extended in cases involving tax fraud, intentional tax evasion or certain criminal tax offenses.

For the years ended December 31, 2025 and 2024, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2025 or 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

s) Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

t) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the Company’s chief executive officer. Consequently, the Company has determined that it has only one reportable operating segment. The single segment derived its revenue from IT support service, outsourced human resources service and licensing service described in revenue recognition section. As all the Company’s revenues and expenses are derived from within Poland, no geographical segments are presented. The business activities are being managed on a consolidated basis. The CODM uses net income/loss as the measure of segment profit or loss to evaluate the performance of the segment and to make decisions regarding the allocation of resources, including whether to invest in sales and marketing, research and development, or other operating initiatives. The CODM reviews net income/loss against the Company’s internally prepared budget on a quarterly basis to assess financial performance and determine whether adjustments to operating expenses are necessary. Net income/loss is derived from the line items presented in the statements of operations, mainly including revenue, cost of sales, and operating expenses.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the balance sheet as the single company total assets.

The following table presents financial information regularly provided to the CODM and included in the measure of segment profit or loss:

	For the years ended December 31,
	2025	2024
	US$	US$
Revenues	772,833	539,066
Less: Cost of revenues	199,246	195,229
Gross profit	573,587	343,837
Less: Operating expenses	456,418	799,632
Operating income (loss)	117,169	(455,795)
Other expense, net	(7,037)	(46,974)
Segment net income (loss)	110,132	(502,769)
Reconciliation of profit and loss	-	-
Net profit (loss)	110,132	(502,769)

Significant Segment Expenses

The following table shows the significant expense disclosure for the reportable segment:

	For the years ended December 31,
	2025	2024
	US$	US$
Research and development expenses	256,858	649,169
Subcontracting costs	182,426	183,971
Professional fees	113,059	20,169
Staff salaries, social securities and benefits	74,248	50,926
Interest expenses	26,007	45,337
Marketing expenses	-	43,273
Other expenses	10,103	48,990
Total expenses deducted from segment revenue to arrive at reported segment net income (loss)	662,701	1,041,835

Other segment items consist of facilities costs, business taxes and surcharges, travel expenses, and other miscellaneous operating costs, none of which are individually significant.

u) Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

v) Earnings (Loss) per share

Earnings (loss) per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Company has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the years ended December 31, 2025 and 2024, there were only Ordinary Shares issued and outstanding, so the two-class method is not applicable as no participating securities existed.

Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of Ordinary Shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied.

w) Commitments and contingencies

The Company accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

As of both December 31, 2025 and 2024, there were no contingent liabilities relating to litigations against the Company.

x) Extinguishment of debt owed to related party

According to ASC 470-50-40-2, debt extinguishment with related party should be recognized as capital contributions unless there is substantive evidence that the entity would have obtained the economic outcome in an arm’s length transaction. As stated in note 6, the Company has extinguished the debt owed to a related party in exchange of issuance of equity. This transaction is recognized as an equity contribution and there is no gain or loss recognized from this transaction.

y) Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

Recently adopted accounting pronouncements

In November 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. The amendments will require public entities to disclose significant segment expenses that are regularly provided to the chief operating decision maker and included within segment profit and loss. The Company adopted this ASU for fiscal 2024 and 2025. The amendments were effective for the Company’s annual periods beginning January 1, 2024. The Company has evaluated the impact of the adoption of this update and it should have no material impact on the Company’s financial statements.

New accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, “Improvement to Income Tax Disclosure”. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company has evaluated the impact of this standard and it should have no material impact on the Company’s financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued subsequent amendment within ASU 2025-01. The amendments require disaggregation disclosure for certain expense captions presented on the face of income statement, as well as additional disclosure about selling expenses. This guidance is effective for the Company for the year ending March 31, 2028 and interim reporting periods during the year ending March 31, 2029. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance on its disclosures.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial position and results of operations upon adoption.

Kukugan Invest [Member]
AccountingPoliciesLineItems [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission. Separate statements of operations and cash flow have not been presented because the Company has not engaged in any activities except in connection with its incorporation.

(b) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates, and as such, differences may be material to the financial statements.

2. Summary of Significant Accounting Policies

a) Basis of presentation

The accompanying unaudited condensed consolidated financial statements of the Successor and standalone financial statements of the Predecessor are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Certain information and footnote disclosures normally included in the annual financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Predecessor’s audited financial statements for the years ended December 31, 2025.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements of the Successor and standalone financial statements of the Predecessor reflect all normal recurring adjustments, which are necessary for a fair statement of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements of the Successor and standalone financial statements of the Predecessor have been prepared using the same accounting policies as used in the preparation of the Predecessor’s standalone financial statements for the year ended December 31, 2025. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results for the full year.

b) Business Combination

Business combination is accounted for under ASC 805 “Business Combination” using the acquisition accounting method. Consideration transferred, identifiable assets and liabilities assumed are measured at fair value at acquisition date. Acquisition-related costs are expensed as incurred.

Where the consideration transferred exceeds the fair value of the assets acquired and liabilities assumed, the excess is recorded as goodwill. The costs of effecting an acquisition are charged to the consolidated statement of income in the period in which they are incurred. Goodwill is capitalized as a separate item in the case of subsidiaries. Goodwill is denominated in the currency of the operation acquired.

c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s financial statements include but are not limited to estimates and judgments applied in determination of allowance for credit losses, valuation allowance for deferred tax assets, valuation in the purchase price allocation associated with business combination and the assessment of impairment of goodwill. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

d) Foreign currency translation and transactions

The Company’s reporting currency is United States Dollars (“US$”). The Company’s operations are principally conducted in Poland where Polish Zloty (“PLN”) is the functional currency. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in shareholders’ equity.

The following table outlines the currency exchange rates that were used in creating the financial statements in this report, representing the certified exchange rate published by the Narodowy Bank Polski:

	As of June 30, 2026	As of December 31, 2025
PLN into US$ for balance sheet items, except for equity accounts	3.7708	3.8643

	For the period from January 6 through June 30,	For the six months ended June 30,
	2026	2025
PLN into US$ for items in the statements of operations and comprehensive (loss) income, and cash flows	3.6388	3.8763

For the period from January 1 through 5
2026
PLN into US$ for items in the statements of operations and comprehensive loss, and cash flows	3.6004

No representation is intended to imply that the PLN amounts could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2026, or at any other rate.

Transactions denominated in currencies other than functional currency are translated into functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as a component of other expense, net in the statements of operations and comprehensive income/(loss).

e) Accounts receivable

Accounts receivable represented the trade receivables from the provision of IT support service IT migration service. Accounts receivables are stated at the original amount less an allowance for doubtful receivables. Accounts receivables are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. As of June 30, 2026 and December 31, 2025, there were no allowance for doubtful receivables and there were nil provision for the Successor period from January 6 through June 30, 2026 and for the Predecessor periods from January 1 through 5, 2026 and six months ended June 30, 2025. The estimation of allowance for doubtful accounts were based on individual assessment due to the customers does not share similar risk characteristics with other financial assets. The Company considers factors such as historical credit loss experience and payment pattern of the counterparties, age of receivable balances, current market conditions and reasonable and supportable forecasts of future economic conditions to determine whether these receivables are considered at risk or uncollectible. For receivables evaluated individually, if there is strong evidence indicating that the accounts receivable are likely to be unrecoverable, the Company will make specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

f) Expected credit loss

ASC 326 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Pursuant to ASC 326, an allowance for expected credit losses for financial assets is carried at amortized cost to the net amount expected to be collected as of the balance sheet date.

Such allowance is based on expected credit losses expected to arise over the life of the financial asset’s contractual term using the aging method, which includes consideration of accounts receivable, amount due from a related party, and other current assets. Assets are written off when the Company determines that such financial assets are deemed uncollectible and are recognized as a deduction from the allowance for expected credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date.

The Company estimated its provision for expected credit losses using relevant available information from internal and external sources relating to past events including aging schedules of receivables, migration risk of receivables, assessment of receivables due from specific identifiable countries that are considered at risk of uncollectible, current conditions and reasonable and supportable forward-looking factors.

During the Successor period from January 6 through June 30, 2026, the Company accrued US$6,527 provision for expected credit losses related to financial assets. During the Predecessor periods from January 1 through January 5, 2026 and six months ended June 30, 2025, the Company accrued nil provision for expected credit losses on the financial statement related to financial assets. As of December 31, 2025 and June 30, 2026, there are nil and US$6,527 provision for expected credit losses relating to other receivable, respectively.

g) Goodwill

Goodwill represents the excess of acquisition over the fair value of net identifiable assets acquired. It is not amortized and is assessed for impairment annually, or more frequently if adverse event occurs. Impairment loss is recorded if a reporting units carrying amount exceeds its fair value. In accordance with ASC 350, the Company may first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations, business plans and strategies of the reporting unit. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed. The Company may also bypass the qualitative assessment and proceed directly to perform the quantitative impairment test.

The quantitative impairment test is performed by comparing the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount of a reporting unit exceeds its fair value, the amount by which the carrying amount exceeds the reporting unit’s fair value is recognized as impairment. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit. For the Successor period from January 6 through June 30, 2026, there were only one reporting unit in the Company and the Company assessed there were nil goodwill impairment as the Company has just completed the acquisition and there are no indicator for impairment during the period.

h) Deferred offering cost

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of legal, accounting and other incremental costs incurred through the balance sheet date that are directly related to the proposed public offering. Should the proposed public offering prove to be unsuccessful, the deferred cost, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2025 and June 30, 2026, the Company had capitalized deferred offering costs of US$56,190 and US$204,000, respectively.

i) Fair value of financial instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1	—	Quoted prices in active markets for identical assets or liabilities.

Level 2	—	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, other current assets, amount due from a related party, accounts payable, accounts payable to related parties, amount due to a related party, accrued expenses and other liabilities, amount due to a related party, non-current and other payables, non-current. The carrying values of the current financial instruments approximate fair values due to their short maturities.

For non-current financial instruments, primarily consisting of amount due to a related party, non-current and other payables, non-current, the Company estimates fair value using a discounted cash flow methodology. The discount rates are based on observable market interest rates for comparable instruments with similar credit profiles and maturities, which are classified as Level 2 inputs in the fair value hierarchy. The Company considered the interest rate of the financial instruments is close to the market rate, and the carrying values of the non-current financial instruments approximate their fair value as of June 30, 2026.

As part of the purchase price allocation, the determination of the fair value of the assets acquired and liabilities assumed, including the identifiable intangible assets, incorporates significant unobservable inputs and requires significant judgement and estimates. Accordingly, the Company classifies the valuation techniques that use these inputs as Level 3.

j) Revenue recognition

The company is focusing on providing services in second-line technical support for server and cloud infrastructure, as well as outsourced human resource services, software testing and development service and software licensing. The main revenue stream including providing IT support, IT migration service, outsourced human resources service, software testing and development service and licensing service. In accordance with ASC Topic 606, revenues are recognized when control of the contracted services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon the transfer of control of services to a customer.

A summary of the Company’s gross revenue disaggregated by major service lines and timing of revenue recognition for the Successor period from January 6 through June 30, 2026, Predecessor periods from January 1 through January 5, 2026 and six months ended June 30, 2025, respectively, are as follows:

Point-in-time revenue for the Successor period from January 6 through June 30, 2026 consists of revenue from (i) IT migration services of $388,564, recognized upon completion and customer acceptance in March 2026, and (ii) fixed-scope software delivery services of $100,217, recognized upon completion and customer acceptance. Revenue transferred over time consists of IT support services, outsourced human resource services and technical assistance services recognized ratably or as services are rendered over the applicable service periods.

	Successor		Predecessor
	For the period from January 6 through June 30,		For the period from January 1 through 5		For the six months ended June 30,
	2026		2026		2025
	US$		US$
By revenue streams
IT support service	US$	215,625	US$	—	US$	389,402
Outsourced human resources service		56,063		—		78,319
IT migration service		388,564		—		—
Software testing and development service		114,672		—		—
Licensing service		—		—		9,387
Total		774,924		—		477,108
Timing of revenue recognition
Service transferred overtime		286,143		—		477,108
Service transferred at point of time		488,781		—		—
Total		774,924		—		477,108

For IT support service, outsourced human resources service and licensing service, please refer to the note of predecessor’s audited financial statements.

IT migration service

Revenues generated from IT migration service is earned by the Company to provide infrastructure migration and transition services. The service includes infrastructure assessment, data backup, environment migration, database migration, configuration migration, testing, and technical workshops. These services constitute a single performance obligation because these services are highly interdependent and performed in a sequence to deliver combined outcome which can bring benefit to the customer. Customer can only benefit from a complete migration service but not any single service.

The Company evaluates whether it acts as principal or agent for this revenue stream in accordance with ASC 606-10-55-36 through 55-40:

(a) The Company is primarily responsible for fulfilling the promise to the customer as the named service provider, defining project specifications and managing subcontractors to ensure alignment with customer requirements. The Company, not the customer, directs the work of the subcontractors, and the customer’s contract is solely with the Company;

(b) The Company bears service and fulfillment risk. In the event of customer non-payment, the loss is borne by the Company, which remains liable for payments to vendors. If a subcontracted vendor fails to perform, the Company remains obligated to fulfill the contract;

(c) The Company has discretion in establishing the price, as the fixed project fees is agreed directly with the customer, while the Company independently negotiates costs with subcontractors; and

(d) The Company has discretion in supplier selection and management. The Company selects, qualifies, and manages vendors based on its proprietary standards and internal criteria, and retains the responsibility to ensure that all deliverables meet customer specifications regardless of whether the work is performed internally or by subcontractors.

Based on these factors, the Company acts as principal and recognizes revenue from IT migration service arrangements on a gross basis. The contract has a fixed transaction price with payment due within 14 days of invoice. Consideration is recorded net of value-added tax. Acceptance occurs upon delivery of all deliverables, successful restoration testing, and confirmation of system recoverability. The performance obligation is satisfied at a point in time upon completion of the migration and customer acceptance, as control of the services transfers to the customer at that point. The contract has an expected duration of one year or less.

All significant indicators point to the Company acting as a principal. Accordingly, the Company recognizes revenue from these services at the gross amount of consideration received from customers, with subcontracting costs recorded as cost of revenues.

Software testing and development service

Revenues generated from software testing and development service is earned by the Company to provide two separate types of service, (1) fixed scope software delivery and (2) ongoing technical assistance services.

(1)	Fixed scope software delivery

The fixed scope software delivery includes customer software delivery, installation, configuration, commissioning and operational verification. These services constitute a single performance obligation because these services are highly interdependent and performed in a sequence to deliver combined outcomes which can bring benefit to the customer. Customer can only benefit from a fully operational, custom-made software solution rather than a stand-along software program. The transaction price is fixed for each arrangement. There are no variable consideration or significant financing components.

The single performance obligation is satisfied at a point in time upon the customer acceptance. Customer can only receive benefits when the software is operational and the solution is fully functional. The control of the service is transferred upon customer acceptance, which then generate the right to payment. The Company recognize revenue when upon completion of installation and customer acceptance.

The Company procures the software development service from a subcontractor. The Company evaluates whether it acts as principal or agent for this revenue stream in accordance with ASC 606-10-55-36 through 55-40.

(a) The Company is primarily responsible for fulfilling the promise to the customer as the named service provider. The Company is solely accountable for the delivery, quality and performance of the complete solution;

(b) The Company bears service and performance risk. In the event the subcontracted vendor fails to perform, the Company remains obligated to fulfill the contract, the Company is also responsible for integration and ensuring the final solution is fully operation upon delivery;

(c) The Company has discretion in establishing the price, as the fixed project fees is agreed directly with the customer, while the Company independently negotiates costs with subcontractors; and

(d) The Company has discretion in supplier selection and management. The Company selects, qualifies, and manages vendors based on its proprietary standards and internal criteria, and retains the responsibility to ensure that all deliverables meet customer specifications.

Based on these factors, the Company acts as principal and recognizes revenue from fixed scope software delivery on a gross basis. The contract has a fixed transaction price with payment due within 7 days of invoice. Consideration is recorded net of value-added tax. All significant indicators point to the Company acting as a principal. Accordingly, the Company recognizes revenue from these services at the gross amount of consideration received from customers, with subcontracting costs recorded as cost of revenues.

(2)	Ongoing technical assistance

The ongoing technical assistance includes application testing and ongoing platform technical assistance, which further includes architectural support, API analysis, implementation support and general technical problem solutions. There are two separate performance obligations identified: (1) technical testing service for the Mobilum Wallet application, which consists of a defined set of testing activities, and (2) technical consulting and support for the QPEXA platform, which are provided on an ongoing, as needed basis. These services are separately identifiable because customers can benefit from each service on its own, and they are distinct in nature. The transaction price is fixed for each arrangement. According to ASC 606-10-32-33, when a standalone selling price is not directly observable, an entity shall estimate it using methods that maximize the use of observable inputs. The Company does not sell these services separately to other customers, and therefore no directly observable standalone selling price exists for either performance obligation. In estimating the standalone selling prices, the Company considered that (a) the services are highly customized to the customer’s specific software platform and development environment, and (b) the contract prices were negotiated on an arm’s-length basis. The Company concluded that the contractually stated amounts represent the best estimate of each service’s standalone selling price, consistent with ASC 606-10-32-32, which provides that a contractually stated price may be (but shall not be presumed to be) the standalone selling price. Accordingly, the transaction price is allocated to each performance obligation at the fixed price specified in the contract, and no additional estimation or allocation methodology is required. There are no variable consideration or significant financing components.

The performance obligations are satisfied over time because the customer can simultaneously receive and consume benefits as the testing and technical assistance service rendered. Each test performed, issue identified, or technical question answered provides immediate value to the customer. The Company recognize revenue on a straight-line basis over the service period, as the customer benefits evenly throughout the engagement. Payment should be made after 7 days upon issuance of invoice if no objection is raised. The contract has an expected duration of one year or less.

Contract balance

When a revenue contract has been performed, the Company presents the contract in the balance sheet as a contract asset or a contract liability, depending on the relationship between the Company’s performance and the customer’s payment. Contract balances consist of contract assets and contract liabilities.

Contract assets represent the Company’s right to consideration in exchange for services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time. As of December 31, 2025 (Predecessor) and June 30, 2026 (Successor), the Company does not have any contract assets.

Contract liabilities consist of deferred revenue, which represents consideration received or billed from customers prior to the satisfaction of corresponding performance obligation and transfer of control of promised service. The Company primarily generates such deferred revenue from the provision of IT support service. It is recognized as revenue when all of the Company’s revenue recognition criteria are met. The Company has elected to apply the practical expedient in ASC 606-10-50-14 and does not disclose information about remaining performance obligations for contracts that have an original expected duration of one year or less. As of June 30, 2026 (Successor), the Company has material contracts amounted US$140,980 with a customer with expected duration more than one year with the aggregate unsatisfied or partially unsatisfied performance obligation amounted US$122,597. The Company expects this unsatisfied performance obligation to be fully recognized as revenue before July 2028. There was no material contract with duration more than one year as of December 31, 2025 (Predecessor).

The Company’s deferred revenue are US$163,122 and US$48,129 as of June 30, 2026 and December 31, 2025, respectively. For the Successor period from January 6 through June 30, 2026 and the Predecessor period for six months ended June 30, 2025, deferred revenue at the beginning of the reporting period recognized as revenue were US$48,129 and US$296,437, respectively.

k) Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of operations and comprehensive income in the period that includes the enactment date.

l) Uncertain tax positions

The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Interest on underpayment of taxes and penalties related to tax positions that do not meet the minimum statutory threshold to avoid penalties are recognized as a component of income tax expense, if applicable. The tax returns of the Company is subject to examination by the Polish National Revenue Administration (Krajowa Administracja Skarbowa, KAS). Under Polish tax regulations, tax case is normally subject to examination by the tax authority for up to five years of assessment prior to the current year of assessment. The general statute of limitations for tax assessments is five years from the end of the year in which the tax return was filed. The statute of limitations may be extended in cases involving tax fraud, intentional tax evasion or certain criminal tax offenses.

For the Successor period from January 6 through June 30, 2026 and the Predecessor periods from January 1, through January 5, 2026 and six months ended June 30, 2025, the Company did not have any material interest or penalties associated with tax positions. The Company did not have any significant unrecognized uncertain tax positions as of June 30, 2026 or December 31, 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

m) Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

n) Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is the Company’s chief executive officer. Consequently, the Company has determined that it has only one reportable operating segment. The single segment derived its revenue from IT support service, IT migration service, outsourced human resources service and licensing service described in revenue recognition section. As all the Company’s revenues and expenses are derived from within Poland, no geographical segments are presented. The business activities are being managed on a consolidated basis. The CODM uses net income/loss as the measure of segment profit or loss to evaluate the performance of the segment and to make decisions regarding the allocation of resources, including whether to invest in sales and marketing, research and development, or other operating initiatives. The CODM reviews net income/loss against the Company’s internally prepared budget on a quarterly basis to assess financial performance and determine whether adjustments to operating expenses are necessary. Net income/loss is derived from the line items presented in the statements of operations, mainly including revenue, cost of sales, and operating expenses.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the balance sheet as the single company total assets.

Significant Segment Expenses

The following table presents financial information regularly provided to the CODM and included in the measure of segment profit or loss:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5	For the six months ended June 30,
	2026	2026	2025
	US$	US$
Revenues	774,924	—	477,108
Less: Cost of revenues	668,956	—	80,677
Gross profit	105,968	—	396,431
Less: Operating expenses	190,056	333	170,562
Operating (loss) income	(84,088)	(333)	225,869
Other expense, net	(21,580)	—	(35,122)
Segment net (loss) income	(105,668)	(333)	190,747
Reconciliation of profit and loss	—	—	—
Net (loss) profit	(105,668)	(333)	190,747

The following table shows the significant expense disclosure for the reportable segment:

	Successor		Predecessor
	For the period from January 6 through June 30,		For the period from January 1 through 5		For the six months ended June 30,
	2026		2026		2025
	US$		US$
Research and development expenses	US$	—	US$	—	US$	35,032
Subcontracting costs		663,013		—		80,677
Professional fees		160,906		—		11,441
Staff salaries, social securities and benefits		19,331		—		31,589
Interest expenses		3,843		—		14,344
Exchange loss		13,764		—		22,335
Bad debt provision		6,527		—		—
Other expenses		13,208		333		90,943
Total expenses deducted from segment revenue to arrive at reported segment loss		880,592		333		286,361

Other segment items consist of facilities costs, business taxes and surcharges, travel expenses, and other miscellaneous operating costs, none of which are individually significant.

o) Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, “Improvement to Income Tax Disclosure”. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company has made the required disclosures related to this ASU within Note 6. Income Taxes.

New accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” and issued subsequent amendment within ASU 2025-01. The amendments require disaggregation disclosure for certain expense captions presented on the face of income statement, as well as additional disclosure about selling expenses. This guidance is effective for the Company for the year ending June 30, 2028 and interim reporting periods during the year ending June 30, 2029. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance on its disclosures.

In March 2025, the FASB issued ASU 2025-02 — Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, which updates certain SEC-related guidance in the Codification. ASU 2025-02 does not introduce new accounting requirements for non-SEC filers. The Company is currently evaluating the effect of adoption of this standard to its consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05 “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses for Accounts Receivable and Contract Assets.” It applies to entities that use the practical expedient and accounting policy election (if applicable) when estimating expected credit losses on current accounts receivable and/or current contract assets from transactions under Topic 606, including such assets acquired in a business combination accounted for under Topic 805. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual periods. Early adoption is permitted. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s financial position and results of operations upon adoption.